Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 203,340,000.00
Previously Paid Amount	0.00
Total Fee Amount	31,131.36
Total Offset Amount	0.00
Net Fee	$ 31,131.36